Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,307,379	$781,786	3 years
Leasehold improvements	555,484	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,006,966	1,107,143
Less: Accumulated depreciation and amortization	(524,806)	(199,621)
	$1,482,160	$907,522

Property and equipment consisted of the following at December 31, 2011 and 2010:

	2011	2010	Estimated Useful Life
Furniture, fixtures and gym equipment	$781,786	$55,305	3 years
Leasehold improvements	244,770	67,760	*
Auto	37,068	-	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	1,107,143	166,584
Less: Accumulated depreciation and amortization	(199,621)	(28,033)
	$907,522	$138,551

* The shorter of 5 years or the life of the lease.